Cost of sales and expenses by their nature (Schedule of Cost of Sales and Administration Expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Raw materials and consumables	$ 15,565,242	$ 11,268,400	$ 10,968,932
Electrical energy	2,536,387	2,123,658	1,767,149
Ferroalloys	1,973,586	1,734,914	1,403,206
Refractories	613,563	492,781	466,815
Oxygen	279,272	213,838	211,051
Electrodes	1,463,091	419,741	276,473
Gas and fuels	766,163	612,605	518,072
Labor	3,181,556	2,699,414	2,931,108
Operation materials	954,415	1,000,752	890,002
Depreciation and amortization	1,112,418	1,465,759	1,429,380
Maintenance	2,243,255	2,586,507	2,565,772
Other expenses	954,379	615,100	625,120
Total expense	31,643,327	25,233,469	24,053,080
Cost of sales	30,563,315	23,994,526	22,775,593
Administrative expenses	$ 1,080,012	$ 1,238,943	$ 1,277,487